62342 6/00
Prospectus Supplement
dated June 5, 2000 to:
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PUTNAM EUROPE GROWTH FUND (the "Fund")
to Prospectus dated October 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                  Since   Experience
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Omid Kamshad             1996    1996 - Present           Putnam Management
Managing Director                Prior to January 1996    Lombard Odier
                                                          International
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Joshua L. Byrne
Senior Vice President    2000    1993 - Present           Putnam Management
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Nigel P.Hart
Senior Vice President    1998    1997 - Present           Putnam Management
                                 Prior to November 1997   IAI International
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Nicholas Melhuish
Vice President           1999    1999 - Present           Putnam Management
                                 Prior to August 1999     Schroder Investment
                                                          Management
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